Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of March 31,
	2026	2025
Accounts receivable	$383,771	$878,944
Less: allowance for expected credit loss	(18,416)	(38,202)
	$365,355	$840,742

The movement of allowances for expected credit loss is as follow:

	As of March 31,
	2026	2025
Balance at beginning of the year	$38,202	$10,676
Provision	7,538	27,463
Write off	(27,121)	—
Exchange difference	(203)	63
Balance at end of the year	$18,416	$38,202